Stock Incentive Plan (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Schedule of stock options outstanding and exercisable
	Outstanding Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding, January 1, 2021	5,178,276	$13.23	6.75	$36,987
Authorized	—	—	—	—
Options granted	140,000	20.37	—	—
Options exercised	(297,850)	4.02	—	7,133
Awards forfeited or cancelled	(94,272)	17.38	—	—
Outstanding, March 31, 2021	4,926,154	$13.91	6.85	$69,274

Outstanding, December 31, 2021	5,475,283	19.19	6.78	168,923
Authorized	—	—	—	—
Options granted	32,000	50.07	—	—
Options exercised	(438,917)	5.66	—	19,420
Awards forfeited or cancelled	(28,855)	26.71	—	—
Outstanding, March 31, 2022	5,039,511	$20.52	7.03	$169,930
Options exercisable as of March 31, 2022	3,050,249	$13.52	5.90	$124,137

	Shares Available for Grant	Outstanding Stock Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (Years)	Average Intrinsic Value
Outstanding, January 1, 2020	378,010	4,276,480	$10.35	6.44	$33,785
Authorized	650,000	—	—	—	—
Options granted	(1,446,350)	1,446,350	19.98	—	—
Options exercised	—	(68,679)	2.82	—	1,138
Awards forfeited or cancelled	475,875	(475,875)	13.76	—	—
Outstanding, December 31, 2020	57,535	5,178,276	13.23	6.75	36,987
Authorized	1,200,000	—	—	—	—
Options granted	(1,134,542)	1,134,542	40.10	—	—
Options exercised	—	(461,290)	5.34	—	9,667
Awards forfeited or cancelled	376,245	(376,245)	17.35	—	—
Outstanding, December 31, 2021	499,238	5,475,283	$19.19	6.78	$168,923
Options exercisable as of December 31, 2021		3,322,160	12.23	5.32	125,517

Schedule of stock options outstanding and exercisable
	Options Outstanding		Options Exercisable
Range of Exercise Prices Per Share	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)
$0.00 - $12.06	869,350	3.11	869,350	3.11
$12.07 - $15.34	1,176,127	5.66	1,136,881	5.64
$15.35 - $19.31	845,592	7.43	558,563	7.41
$19.32 - $24.17	1,131,944	8.66	476,053	8.71
$24.18 - $50.07	1,016,498	9.53	9,402	9.49
	5,039,511	7.03	3,050,249	5.90

	Options Outstanding		Options Exercisable
Range of Exercise Prices Per Share	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)	Shares Outstanding	Weighted Average Remaining Contractual Life (Years)
$2.43 – $12.06	1,223,100	2.63	1,223,100	2.63
$12.07 – $15.34	1,223,673	5.91	1,154,889	5.87
$15.35 – $19.31	876,147	7.67	531,085	7.65
$19.32 – $24.17	1,156,561	8.84	404,605	8.78
$24.18 – $50.07	995,802	9.77	8,481	9.74
	5,475,283	6.78	3,322,160	5.32

Schedule of weighted average calculated fair value of the options granted to employees
	March 31, 2022	December 31, 2021
Fair value of common stock	$54.26	$40.83
Dividend yield	0%	0%
Expected volatility	40%	42%
Expected term (years)	5.98	6.01
Risk free interest rate	2.40%	1.14%

	December 31, 2021	December 31, 2020
Fair value of common stock	$40.83	$20.37
Dividend yield	0%	0%
Expected volatility	42%	44%
Expected term (years)	6.01	5.92
Risk free interest rate	1.14%	0.64%

Schedule of operations and comprehensive loss
	March 31, 2022	March 31, 2021
Research and development	$1,603	$1,039
Sales and marketing	258	99
General and administrative	603	250
Total	$2,464	$1,388

	December 31, 2021	December 31, 2020
Research and development	$4,434	$3,605
Sales and marketing	509	414
General and administrative	1,379	1,878
Total	$6,322	$5,897

Schedule of stock options outstanding
Outstanding, January 1, 2021	57,535
Authorized	1,200,000
Options granted	(1,134,542)
Awards forfeited or cancelled	376,245
Outstanding, December 31, 2021	499,238
Authorized	—
Options granted	(32,000)
RSUs granted	(362,652)
Awards forfeited or cancelled	28,855
Outstanding, March 31, 2022	133,441

Schedule of restricted stock activity
	Outstanding RSUs	Weighted Average Grant Date Value Per Share
Outstanding, January 1, 2022	—	$—
Granted	362,652	54.26
Released	—	—
Forfeited	—	—
Outstanding, March 31, 2022	362,652	$54.26